Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year Ended December 31,
(in thousands, except share and per share amounts)	2024	2023
Net loss from continuing operations	$(138,240)	$(85,097)
Net loss from discontinued operations	$(26,884)	$(279,514)
Net loss	$(165,124)	$(364,611)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	1,813,168	1,743,128
Net loss per share attributable to common stockholders, continuing operations, basic and diluted	$(76.24)	$(48.82)
Net loss per share attributable to common stockholders, discontinued operations, basic and diluted	$(14.83)	$(160.35)
Total net loss per share attributable to common stockholders, basic and diluted	$(91.07)	$(209.17)

Schedule of Calculation of Diluted Shares Outstanding

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive:

	As of December 31,
	2024	2023
Convertible senior notes	64,829	64,830
Stock options	23,214	26,088
Restricted stock units	131,450	175,266
Total	219,493	266,184